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                                                                     RULE 497(e)
                                                                        33-54662
                                                                        33-87276

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2004

                           EFFECTIVE NOVEMBER 1, 2004

                                       FOR

                         CORNERSTONE VUL II, III AND IV

                          VARIABLE ESTATEMAX II AND III

                                    ISSUED BY

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               AND FUNDED THROUGH

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                             PHILADELPHIA, PA 19172

                                  800-523-0650

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
    THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

                                IMPORTANT NOTICE

                 CHANGES TO THE PREMIUM PAYMENT MAILING ADDRESS

Effective November 1, 2004, all references in the prospectus stating the mailing address for premium payments are hereby deleted and replaced as follows:

YOU MAY MAIL ALL CHECKS FOR PREMIUM PAYMENTS TO:

The Penn Mutual Life Insurance Company
Payment Processing Center
P.O. Box 7460
Philadelphia, PA 19101-7460

EXPRESS-MAIL CHECKS SHOULD BE SENT TO:

The Penn Mutual Life Insurance Company
Payment Processing Center
L/B 7460
Route 38 & East Gate Drive
Moorestown, NJ  08057

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE